Gross Asset Value and Related Allowance for Amortization for Machinery and Equipment Recorded under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Machinery and equipment under capital leases	$ 25,775	$ 10,341
Less allowance for amortization	(2,808)	(104)
Total	$ 22,967	$ 10,237